Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.42%
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	12,611	$ 12,844
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	4,423,487	3,796,107
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M1 144A 6.065% (SOFR + 0.75%) 10/25/33 #, •	458,395	456,269
Series 2021-HQA2 M1 144A 6.015% (SOFR + 0.70%) 12/25/33 #, •	187,844	187,210
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	2,299	2,161
Series T-54 2A 6.50% 2/25/43 ♦	473	471
Series T-58 2A 6.50% 9/25/43 ♦	218,796	217,191
GNMA
Series 2012-39 PA 2.00% 3/16/42	1,439,755	1,293,818
Series 2015-151 KC 3.50% 4/20/34	624,885	593,084

Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	5,100,000	5,090,646
Total Agency Collateralized Mortgage Obligations (cost $12,524,486)		11,649,801

Agency Commercial Mortgage-Backed Securities — 4.03%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ♦	2,000,000	1,949,392
Series K734 A1 3.139% 6/25/25 ♦	1,724,475	1,681,375
FREMF Mortgage Trust
Series 2015-KF12 B 144A 12.526% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	2,284,181	2,293,679
Series 2017-K724 B 144A 3.596% 12/25/49 #, •	1,500,000	1,489,710
Series 2017-K724 C 144A 3.583% 12/25/49 #, •	1,500,000	1,488,813
Series 2017-K728 C 144A 3.77% 11/25/50 #, •	910,000	880,524
Series 2017-KF33 B 144A 7.976% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	893,868
Series 2017-KF39 B 144A 7.926% (SOFR + 2.61%, Floor 2.50%) 11/25/24 #, •	1,852,558	1,815,958
Series 2017-KF40 B 144A 8.126% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,333,175
Series 2018-K732 B 144A 4.19% 5/25/25 #, •	985,000	945,608
Series 2018-KF46 B 144A 7.376% (SOFR + 2.06%, Floor 1.95%) 3/25/28 #, •	1,423,361	1,298,294
NQ- DE [0923] 1123 (3217034)    1

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2018-KF47 B 144A 7.426% (SOFR + 2.11%, Floor 2.00%) 5/25/25 #, •	989,299	$ 959,171
Series 2018-KF48 B 144A 7.476% (SOFR + 2.16%, Floor 2.05%) 6/25/28 #, •	798,325	710,832
Series 2018-KF49 B 144A 7.326% (SOFR + 2.01%, Floor 1.90%) 6/25/25 #, •	837,687	803,692
Series 2018-KF51 B 144A 7.276% (SOFR + 1.96%, Floor 1.85%) 8/25/25 #, •	2,421,495	2,334,124
Series 2019-KF60 B 144A 7.776% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	2,839,513	2,719,083
Series 2019-KF61 B 144A 7.626% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	967,773	867,742
Series 2019-KF68 B 144A 7.626% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	2,136,146	2,019,101
Series 2019-KF69 B 144A 7.726% (SOFR + 2.41%, Floor 2.30%) 8/25/29 #, •	1,062,100	966,611
Series 2019-KF70 B 144A 7.726% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	978,072	902,436
Series 2019-KF73 B 144A 7.876% (SOFR + 2.56%, Floor 2.45%) 11/25/29 #, •	2,605,485	2,405,873
Series 2020-KF74 B 144A 7.576% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	1,112,992	1,057,272
Series 2020-KF75 B 144A 7.676% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	1,212,344	1,097,398
Total Agency Commercial Mortgage-Backed Securities (cost $34,691,513)		32,913,731

Agency Mortgage-Backed Securities — 2.55%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	1,020,114	876,754
2.50% 11/1/35	1,313,854	1,161,453
2.50% 8/1/36	820,555	723,147
4.50% 9/1/37	63,729	61,100
Fannie Mae S.F. 20 yr
2.50% 7/1/41	503,525	416,408
4.00% 9/1/42	99,396	89,775
Fannie Mae S.F. 30 yr
2.50% 8/1/50	107,739	86,980
3.00% 11/1/49	120,827	102,142
3.50% 10/1/42	566,821	499,169
3.50% 7/1/47	102,439	90,816
2    NQ- DE [0923] 1123 (3217034)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 2/1/48	155,297	$ 136,229
3.50% 11/1/48	207,325	181,509
3.50% 3/1/50	25,141	22,062
3.50% 8/1/50	44,561	39,013
3.50% 9/1/50	573,073	503,474
3.50% 6/1/51	450,599	389,334
3.50% 1/1/52	190,485	164,389
4.00% 6/1/48	102,764	93,238
4.00% 10/1/48	686,244	626,418
4.00% 9/1/52	129,511	115,362
4.50% 1/1/50	3,220,680	3,042,565
4.50% 4/1/50	809,246	757,011
4.50% 2/1/53	278,467	255,803
5.00% 7/1/47	2,768,727	2,709,320
5.00% 5/1/48	226,771	218,389
5.00% 8/1/49	1,021,019	979,972
5.00% 6/1/52	194,152	183,371
5.50% 5/1/44	1,835,193	1,830,924
6.00% 1/1/42	1,232,796	1,253,482
6.00% 12/1/52	177,279	175,058
Freddie Mac S.F. 15 yr
3.00% 3/1/35	348,355	317,329
3.50% 1/1/29	530,274	510,260

Freddie Mac S.F. 20 yr 3.00% 9/1/40	208,793	179,907
Freddie Mac S.F. 30 yr
2.50% 12/1/51	100,757	80,812
3.00% 11/1/46	229,463	194,186
3.00% 8/1/50	146,766	123,675
4.00% 4/1/52	191,855	170,898
4.50% 8/1/48	473,882	444,078
6.00% 1/1/53	1,011,872	1,008,311
Total Agency Mortgage-Backed Securities (cost $23,721,619)		20,814,123

NQ- DE [0923] 1123 (3217034)    3

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations — 5.35%
Ballyrock CLO Series 2018-1A A1 144A 6.588% (TSFR03M + 1.26%) 4/20/31 #, •	2,632,044	$ 2,619,395
Benefit Street Partners CLO IX Series 2016-9A AR 144A 6.698% (TSFR03M + 1.37%) 7/20/31 #, •	500,000	496,887
BlueMountain CLO XXX Series 2020-30A AR 144A 6.678% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,000,000	2,962,119
Canyon Capital CLO Series 2019-2A AR 144A 6.75% (TSFR03M + 1.44%, Floor 1.18%) 10/15/34 #, •	2,800,000	2,767,587
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 6.676% (TSFR03M + 1.31%) 5/15/31 #, •	982,095	979,685
CBAM Series 2020-13A A 144A 7.018% (TSFR03M + 1.69%, Floor 1.43%) 1/20/34 #, •	3,000,000	2,986,527
Cedar Funding IX CLO Series 2018-9A A1 144A 6.568% (TSFR03M + 1.24%, Floor 0.98%) 4/20/31 #, •	1,500,000	1,494,976
Dryden 77 CLO Series 2020-77A AR 144A 6.761% (TSFR03M + 1.38%, Floor 1.38%) 5/20/34 #, •	2,600,000	2,582,068
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 6.696% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #, •	5,000,000	4,907,885
KKR CLO 41 Series 2022-41A A1 144A 6.638% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	4,933,985
PPM CLO 3 Series 2019-3A AR 144A 6.66% (TSFR03M + 1.35%, Floor 1.09%) 4/17/34 #, •	3,750,000	3,694,339
Sound Point CLO XXI Series 2018-3A A1A 144A 6.792% (TSFR03M + 1.44%, Floor 1.18%) 10/26/31 #, •	3,200,000	3,176,816
Sound Point CLO XXV Series 2019-4A A1R 144A 6.631% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	4,942,755
TRESTLES CLO V Series 2021-5A A1 144A 6.758% (TSFR03M + 1.43%, Floor 1.17%) 10/20/34 #, •	2,500,000	2,476,917
Venture 34 CLO Series 2018-34A A 144A 6.80% (TSFR03M + 1.49%, Floor 1.23%) 10/15/31 #, •	700,000	695,542
4    NQ- DE [0923] 1123 (3217034)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Zais CLO 16 Series 2020-16A A1R 144A 7.008% (TSFR03M + 1.68%, Floor 1.68%) 10/20/34 #, •	2,000,000	$ 1,992,230
Total Collateralized Debt Obligations (cost $44,005,687)		43,709,713

Corporate Bonds — 47.85%
Banking — 13.21%
Banco Continental 144A 2.75% 12/10/25 #	200,000	181,908
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	300,000	274,357
Banco Internacional del Peru 144A 3.25% 10/4/26 #	200,000	184,782
Banco Santander 5.588% 8/8/28	1,400,000	1,370,249
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ	200,000	197,700
Bank Leumi Le-Israel 144A 5.125% 7/27/27 #	200,000	194,716
Bank of America
1.843% 2/4/25 μ	3,125,000	3,074,087
3.458% 3/15/25 μ	4,345,000	4,287,613
4.125% 1/22/24	3,000,000	2,985,136
4.20% 8/26/24	3,675,000	3,611,967
5.754% 6/14/24 •	2,175,000	2,171,837
5.819% 9/15/29 μ	595,000	587,944
6.204% 11/10/28 μ	75,000	75,367

Bank of New York Mellon 5.802% 10/25/28 μ	2,064,000	2,060,854
Barclays 7.385% 11/2/28 μ	550,000	564,544
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	183,608
Citigroup
1.281% 11/3/25 μ	1,960,000	1,851,841
2.014% 1/25/26 μ	1,600,000	1,511,394
5.50% 9/13/25	1,900,000	1,877,791
5.61% 9/29/26 μ	625,000	618,777
Citizens Bank
4.119% 5/23/25 μ	5,990,000	5,792,473
6.064% 10/24/25 μ	1,935,000	1,867,768

Credit Suisse 7.95% 1/9/25	600,000	610,837
Deutsche Bank
6.72% 1/18/29 μ	1,219,000	1,212,409
7.146% 7/13/27 μ	925,000	931,611

Fifth Third Bank 5.852% 10/27/25 μ	3,160,000	3,109,860
Goldman Sachs Group
0.925% 10/21/24 μ	3,535,000	3,507,135
1.542% 9/10/27 μ	179,000	156,790
NQ- DE [0923] 1123 (3217034)    5

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
3.85% 7/8/24	3,190,000	$ 3,140,185
4.25% 10/21/25	3,234,000	3,117,289
6.134% (SOFR + 0.79%) 12/9/26 •	3,700,000	3,677,280
6.154% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,852,033

HSBC Holdings 5.887% 8/14/27 μ	565,000	558,329
Huntington National Bank
4.008% 5/16/25 μ	3,390,000	3,305,220
5.65% 1/10/30	750,000	707,309

ICICI Bank 144A 4.00% 3/18/26 #	200,000	192,350
ING Groep 6.083% 9/11/27 μ	655,000	652,427
JPMorgan Chase & Co.
3.875% 9/10/24	2,542,000	2,490,723
4.023% 12/5/24 μ	7,650,000	7,616,432
4.08% 4/26/26 μ	6,515,000	6,324,212
6.205% (SOFR + 0.885%) 4/22/27 •	955,000	948,984
KeyBank
4.15% 8/8/25	3,020,000	2,845,219
5.85% 11/15/27	465,000	442,485

KeyCorp 3.878% 5/23/25 μ	2,895,000	2,791,362
Morgan Stanley
6.138% 10/16/26 μ	10,465,000	10,477,794
6.296% 10/18/28 μ	1,534,000	1,546,320

NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	177,788
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	200,000	197,456
Popular 7.25% 3/13/28	675,000	673,741
Shinhan Bank 3.875% 3/24/26	300,000	283,040
Truist Bank 2.636% 9/17/29 μ	2,480,000	2,303,261
US Bancorp
4.653% 2/1/29 μ	84,000	78,641
5.727% 10/21/26 μ	107,000	106,136

Wells Fargo & Co. 3.908% 4/25/26 μ	3,515,000	3,387,862
		107,949,233
Basic Industry — 0.91%
Anglo American Capital 144A 4.00% 9/11/27 #	200,000	186,896
Avient 144A 5.75% 5/15/25 #	1,325,000	1,302,196
Celanese US Holdings
6.05% 3/15/25	149,000	148,503
6.165% 7/15/27	1,885,000	1,859,702

Graphic Packaging International 144A 0.821% 4/15/24 #	3,650,000	3,539,005
6    NQ- DE [0923] 1123 (3217034)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Sasol Financing USA 4.375% 9/18/26	200,000	$ 177,493
Suzano Austria 144A 5.75% 7/14/26 #	200,000	197,803
		7,411,598
Brokerage — 0.06%
Jefferies Financial Group 5.875% 7/21/28	505,000	494,516
		494,516
Capital Goods — 3.79%
General Electric 5.012% 1/1/24	1,059,067	1,057,503
Lennox International 1.35% 8/1/25	3,925,000	3,617,053
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	4,110,000	3,969,771
Parker-Hannifin
3.65% 6/15/24	5,265,000	5,184,423
4.25% 9/15/27	3,875,000	3,703,804

Republic Services 0.875% 11/15/25	2,200,000	1,991,495
SAN Miguel Industrias 144A 3.50% 8/2/28 #	200,000	167,409
Teledyne Technologies 0.95% 4/1/24	5,745,000	5,593,580
TransDigm 144A 6.25% 3/15/26 #	4,705,000	4,627,159
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	195,240
WESCO Distribution 144A 7.125% 6/15/25 #	886,000	889,031
		30,996,468
Communications — 4.00%
AMC Networks 5.00% 4/1/24	610,000	602,247
AT&T 1.70% 3/25/26	2,640,000	2,396,023
Charter Communications Operating 4.908% 7/23/25	5,530,000	5,405,460
Clear Channel International 144A 6.625% 8/1/25 #	675,000	668,022
Crown Castle 1.05% 7/15/26	1,750,000	1,536,691
Crown Castle Towers 144A 3.663% 5/15/45 #	2,050,000	1,954,429
Netflix 5.875% 2/15/25	3,750,000	3,743,456
Prosus 144A 3.257% 1/19/27 #	200,000	177,263
Sprint Spectrum 144A 4.738% 9/20/29 #	168,750	167,007
T-Mobile USA 3.75% 4/15/27	4,010,000	3,748,370
Verizon Communications
0.75% 3/22/24	3,135,000	3,059,645
1.45% 3/20/26	2,200,000	1,987,010
Warnermedia Holdings
3.638% 3/15/25	6,180,000	5,962,352
6.412% 3/15/26	1,250,000	1,250,312
		32,658,287
NQ- DE [0923] 1123 (3217034)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 2.46%
Alsea 144A 7.75% 12/14/26 #	200,000	$ 200,438
Aptiv 2.396% 2/18/25	4,125,000	3,926,527
Carnival 144A 7.625% 3/1/26 #	662,000	644,437
Ford Motor Credit
2.30% 2/10/25	435,000	408,435
2.70% 8/10/26	1,700,000	1,518,730
3.375% 11/13/25	4,130,000	3,835,391
6.95% 6/10/26	350,000	349,951

Mercedes-Benz Finance North America 144A 5.10% 8/3/28 #	1,370,000	1,342,708
Prime Security Services Borrower 144A 5.25% 4/15/24 #	806,000	801,305
VICI Properties 4.95% 2/15/30	2,140,000	1,960,813
Volkswagen Group of America Finance 144A 0.875% 11/22/23 #	5,150,000	5,115,564
		20,104,299
Consumer Non-Cyclical — 3.03%
AbbVie
2.60% 11/21/24	3,625,000	3,495,979
3.75% 11/14/23	340,000	339,176

Amgen 5.15% 3/2/28	3,105,000	3,054,890
HCA 5.20% 6/1/28	463,000	447,713
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	170,730
McCormick & Co. 0.90% 2/15/26	2,975,000	2,667,564
Medtronic Global Holdings 4.25% 3/30/28	1,775,000	1,699,720
Mondelez International 1.50% 5/4/25	1,210,000	1,132,524
Pfizer Investment Enterprises 4.45% 5/19/28	1,610,000	1,552,858
Royalty Pharma 1.20% 9/2/25	7,630,000	6,937,971
Takeda Pharmaceutical 4.40% 11/26/23	638,000	636,528
Tenet Healthcare 4.875% 1/1/26	2,500,000	2,397,537
Teva Pharmaceutical Finance Netherlands III 4.75% 5/9/27	250,000	229,696
		24,762,886
Electric — 4.34%
Avangrid 3.20% 4/15/25	885,000	846,429
CenterPoint Energy 5.991% (SOFR + 0.65%) 5/13/24 •	3,175,000	3,174,704
Colbun 144A 3.95% 10/11/27 #	200,000	184,848
Duke Energy 4.875% 9/16/24 μ, ψ	790,000	770,873
Duke Energy Carolinas 3.95% 11/15/28	3,400,000	3,193,566
Edison International 3.55% 11/15/24	3,700,000	3,596,844
Metropolitan Edison 144A 5.20% 4/1/28 #	2,300,000	2,245,531
8    NQ- DE [0923] 1123 (3217034)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
National Rural Utilities Cooperative Finance
1.875% 2/7/25	4,350,000	$ 4,133,939
4.45% 3/13/26	1,080,000	1,055,339
NextEra Energy Capital Holdings
5.749% 9/1/25	245,000	244,392
6.051% 3/1/25	545,000	546,019

NRG Energy 144A 3.75% 6/15/24 #	1,260,000	1,234,212
Southern 4.85% 6/15/28	3,210,000	3,104,562
Southern California Edison 1.10% 4/1/24	4,155,000	4,058,928
Vistra Operations
144A 3.55% 7/15/24 #	2,825,000	2,755,778
144A 5.125% 5/13/25 #	1,495,000	1,458,084

WEC Energy Group 0.80% 3/15/24	2,895,000	2,827,581
		35,431,629
Energy — 3.49%
ConocoPhillips 2.40% 3/7/25	149,000	142,525
Eastern Energy Gas Holdings 3.55% 11/1/23	3,765,000	3,761,224
Enbridge
0.55% 10/4/23	735,000	734,881
2.50% 2/14/25	1,040,000	991,316

Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	186,300
Energy Transfer
4.25% 4/1/24	3,200,000	3,171,650
5.55% 2/15/28	4,440,000	4,365,597

Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	3,063,354	2,832,042
MPLX 4.875% 12/1/24	1,955,000	1,927,947
Murphy Oil 5.75% 8/15/25	689,000	688,568
NuStar Logistics 5.75% 10/1/25	1,077,000	1,048,529
Occidental Petroleum
5.50% 12/1/25	1,247,000	1,231,965
5.875% 9/1/25	4,560,000	4,541,350

ONEOK 5.65% 11/1/28	425,000	419,652
Southwestern Energy 5.70% 1/23/25	188,000	185,430
Targa Resources Partners 5.00% 1/15/28	2,445,000	2,327,860
		28,556,836
Finance Companies — 2.03%
AerCap Ireland Capital DAC
1.65% 10/29/24	3,475,000	3,306,814
3.00% 10/29/28	1,100,000	943,700
NQ- DE [0923] 1123 (3217034)    9

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
AerCap Ireland Capital DAC
3.15% 2/15/24	3,905,000	$ 3,861,004
Air Lease
0.80% 8/18/24	1,755,000	1,673,910
2.875% 1/15/26	875,000	815,093
Aviation Capital Group
144A 1.95% 1/30/26 #	3,235,000	2,910,163
144A 4.375% 1/30/24 #	3,000,000	2,974,062
144A 6.25% 4/15/28 #	83,000	81,244
		16,565,990
Government Agency — 0.73%
BOC Aviation USA 144A 1.625% 4/29/24 #	200,000	194,904
CIMB Bank 144A 2.125% 7/20/27 #	200,000	176,833
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	187,589
Emirates NBD Bank 2.625% 2/18/25	200,000	190,527
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	190,826
Georgian Railway JSC 4.00% 6/17/28	200,000	175,098
Harvest Operations 144A 1.00% 4/26/24 #	3,600,000	3,497,441
KazMunayGas National 144A 4.75% 4/19/27 #	200,000	187,667
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	195,322
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	184,785
OCP 144A 4.50% 10/22/25 #	200,000	192,956
QatarEnergy Trading 144A 1.375% 9/12/26 #	200,000	178,669
QNB Finance 2.625% 5/12/25	250,000	237,022
Saudi Arabian Oil 144A 1.625% 11/24/25 #	200,000	182,996
		5,972,635
Industrials — 0.07%
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	177,966
CK Hutchison International 23 144A 4.75% 4/21/28 #	400,000	385,787
		563,753
Insurance — 4.18%
Athene Global Funding
144A 0.914% 8/19/24 #	2,150,000	2,048,487
144A 0.95% 1/8/24 #	3,000,000	2,957,166
144A 1.00% 4/16/24 #	2,535,000	2,457,358
144A 6.043% (SOFR + 0.70%) 5/24/24 #, •	2,055,000	2,046,744
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	2,145,000	2,087,809
144A 6.053% (SOFR + 0.76%) 4/12/24 #, •	1,745,000	1,737,003

10    NQ- DE [0923] 1123 (3217034)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

GA Global Funding Trust 144A 1.00% 4/8/24 #	4,115,000	$ 3,993,042
MassMutual Global Funding II 144A 0.60% 4/12/24 #	5,100,000	4,964,161
Met Tower Global Funding 144A 3.70% 6/13/25 #	4,380,000	4,221,552
Principal Life Global Funding II 144A 0.75% 4/12/24 #	2,200,000	2,139,617
Protective Life Global Funding 144A 0.631% 10/13/23 #	2,250,000	2,246,594
UnitedHealth Group 4.25% 1/15/29	2,150,000	2,047,617
USI 144A 6.875% 5/1/25 #	1,194,000	1,186,087
		34,133,237
Natural Gas — 0.20%
ENN Energy Holdings 144A 4.625% 5/17/27 #	250,000	241,463
Sempra Energy 3.30% 4/1/25	1,475,000	1,418,442
		1,659,905
Real Estate Investment Trusts — 1.81%
SBA Tower Trust
144A 1.884% 7/15/50 #	3,222,000	2,913,201
144A 2.836% 1/15/50 #	5,840,000	5,589,702
144A 3.869% 10/15/49 #, ~	6,500,000	6,326,313
		14,829,216
Technology — 2.38%
Baidu 1.72% 4/9/26	1,250,000	1,128,408
Oracle 5.80% 11/10/25	2,355,000	2,364,350
Roper Technologies
1.00% 9/15/25	3,600,000	3,292,253
2.35% 9/15/24	4,345,000	4,195,162
Sensata Technologies
144A 5.00% 10/1/25 #	3,720,000	3,610,364
144A 5.625% 11/1/24 #	950,000	940,731

SK Hynix 144A 1.50% 1/19/26 #	300,000	269,627
Thomson Reuters 4.30% 11/23/23	3,630,000	3,620,114
		19,421,009
Transportation — 1.16%
American Airlines 144A 5.50% 4/20/26 #	510,536	499,076
Canadian Pacific Railway 1.35% 12/2/24	2,295,000	2,176,366
Delta Air Lines
144A 7.00% 5/1/25 #	2,041,000	2,063,866
7.375% 1/15/26	476,000	482,264

ERAC USA Finance 144A 4.60% 5/1/28 #	3,225,000	3,096,776
Mileage Plus Holdings 144A 6.50% 6/20/27 #	847,500	840,548
Rumo Luxembourg 144A 5.25% 1/10/28 #	200,000	185,060
NQ- DE [0923] 1123 (3217034)    11

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

United Airlines 144A 4.375% 4/15/26 #	175,000	$ 162,013
		9,505,969
Total Corporate Bonds (cost $406,585,162)		391,017,466

Non-Agency Asset-Backed Securities — 10.44%
American Express Credit Account Master Trust
Series 2022-3 A 3.75% 8/15/27	4,000,000	3,871,817
Series 2023-1 A 4.87% 5/15/28	2,500,000	2,468,810

Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	830,000	811,626
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	4,297,489	4,247,059
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	10,050,000	9,967,362
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	2,322,231	2,287,171
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	167,160
Series 2022-A B 1.91% 7/15/27	5,215,000	4,795,248

Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	7,600,000	6,925,662
GM Financial Automobile Leasing Trust
Series 2021-2 A4 0.41% 5/20/25	468,241	467,033
Series 2022-1 B 2.23% 2/20/26	6,300,000	6,104,705

GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	3,971,668	3,953,214
Hyundai Auto Lease Securitization Trust Series 2023-A A3 144A 5.05% 1/15/26 #	4,500,000	4,460,665
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	154,107	152,621
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	2,500,000	2,500,205
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	4,725,000	4,690,369
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	2,076,842	2,065,020
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	3,850,000	3,631,139
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	5,000,000	4,750,863
12    NQ- DE [0923] 1123 (3217034)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	6,707,000	$ 6,342,539
Series 2022-2 B 1.83% 7/20/28	5,215,000	4,930,190

Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	77,975	77,625
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	5,700,000	5,614,265
Total Non-Agency Asset-Backed Securities (cost $87,086,643)		85,282,368

Sovereign Bonds — 0.04%Δ
Hong Kong — 0.02%
Airport Authority 144A 1.75% 1/12/27 #	200,000	179,568
		179,568
Republic of Korea — 0.02%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	200,000	196,077
		196,077
Total Sovereign Bonds (cost $397,678)		375,645

US Treasury Obligations — 27.13%
US Treasury Notes
0.375% 9/15/24	395,000	376,425
4.00% 6/30/28	41,980,000	40,864,088
4.125% 6/15/26	57,865,000	56,798,114
4.125% 7/31/28	90,000	88,066
4.375% 8/31/28	19,535,000	19,342,703
4.50% 9/30/28	8,435,000	8,440,931
4.625% 6/30/25	2,940,000	2,915,079
4.625% 9/15/26	12,000,000	11,941,876
4.75% 7/15/26	76,615,000	75,914,693
4.875% 7/31/25	5,030,000	4,996,892
Total US Treasury Obligations (cost $223,424,323)		221,678,867
NQ- DE [0923] 1123 (3217034)    13

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 0.49%
Money Market Mutual Funds — 0.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	991,708	$ 991,708
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	991,708	991,708
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	991,708	991,708
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	991,708	991,708
Total Short-Term Investments (cost $3,966,832)		3,966,832
Total Value of Securities—99.30% (cost $836,403,943)		811,408,546

Receivables and Other Assets Net of Liabilities—0.70%*		5,748,846
Net Assets Applicable to 106,599,044 Shares Outstanding—100.00%		$817,157,392
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $213,375,920, which represents 26.11% of the Fund's net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2023.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
14    NQ- DE [0923] 1123 (3217034)

(Unaudited)
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
*	Of this amount, $(745,085) represents cash collateral posted for futures contracts.
The following futures contracts were outstanding at September 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
589	US Treasury 2 yr Note	$119,396,742	$119,640,927	12/29/23	$(244,185)	$37,883
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ- DE [0923] 1123 (3217034)    15